EQUITY ACCOUNTED INVESTMENTS - Details of Investments in Joint Ventures and Associates (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) jointVenture	Dec. 31, 2022
Investments
Number of joint ventures | jointVenture	50
Joint ventures categorized as other threshold | $	$ 500
Other | Bottom of range
Investments
Proportion of ownership interests/voting rights held by the partnership	16.00%	16.00%
Other | Top of range
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Stork Holdco LP
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Midtown New York Mixed-use Complex
Investments
Proportion of ownership interests/voting rights held by the partnership	56.00%	56.00%
U.S. Retail JV Pool A
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Honolulu Shopping Center
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
U.S. Retail JV Pool B
Investments
Proportion of ownership interests/voting rights held by the partnership	51.00%	51.00%
U.S. Retail JV Pool C
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Bryant Park Office Tower
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Las Vegas Mall A
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
U.S. Retail JV Pool D
Investments
Proportion of ownership interests/voting rights held by the partnership	48.00%	48.00%
Las Vegas Mall B
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Other | Bottom of range
Investments
Proportion of ownership interests/voting rights held by the partnership	15.00%	15.00%
Other | Top of range
Investments
Proportion of ownership interests/voting rights held by the partnership	75.00%	68.00%